PRINCIPAL ACCOUNTING POLICIES - Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 43.4		$ 32.05		$ 25.61
Unrecognized compensation cost | $		$ 611
Weighted average recognized period	2 years 4 months 24 days	2 years 4 months 24 days
Proceeds from exercise of share options	¥ 493	$ 70	¥ 1,726		¥ 399